UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2008
                                               ----------------------------


Check here if Amendment [  X  ]; Amendment Number:     1
                                                   --------------
     This Amendment (Check only one.):  [ X ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      802 West Broadway
              Jackson, Wyoming  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi                Jackson, Wyoming              February 27, 2009
-----------------                ----------------              ----------------
  [Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 1
                                                ---------

Form 13F Information Table Entry Total:            8
                                                 --------

Form 13F Information Table Value Total:          $38,682
                                                ----------
                                               (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC

COLUMN 1                           COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
                                                              MARKET
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS  CUSIP      (*1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE     SHARED NONE
CAMERON INTERNATIONAL CORPORATION  COM           13342B105     8,754   427,002   Sh        DEFINED    1        427,002
DIAMOND OFFSHORE DRILLING INC      COM           25271C102     1,088   18,459    Sh        DEFINED    1        18,459
ENSCO INTERNATIONAL INC            COM           26874Q100     3,251   114,511   Sh        DEFINED    1        114,511
HALLIBURTON CO W/RTS
  TO PUR CERT STK UNDR CERTN       COM           406216101     7,346   404,059   Sh        DEFINED    1        404,059
NATIONAL-OILWELL INC               COM           637071101     5,438   222,500   Sh        DEFINED    1        222,500
SCHLUMBERGER LTD                   COM           806857108     4,476   105,731   Sh        DEFINED    1        105,731
SOUTHWESTERN ENERGY CO             COM           845467109     3,430   118,406   Sh        DEFINED    1        118,406
NOBLE DRILLING CORP                COM           G65422100     4,899   221,756   Sh        DEFINED    1        221,756